Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 30, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
Institutional Class Prospectus | DSM Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMLX
Institutional Class Prospectus | DSM Global Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMGX
Institutional Class Prospectus | DSM Small-Mid Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMMX
Retail Class Prospectus | DSM Large Cap Growth Fund | Retail Class
Risk/Return:
Trading Symbol	DSMPX
Retail Class Prospectus | DSM Global Growth Fund | Retail Class
Risk/Return:
Trading Symbol	DSMWX
Retail Class Prospectus | DSM Small-Mid Cap Growth Fund | Retail Class
Risk/Return:
Trading Symbol	DSMQX